Investments in Equity Accounted Investees - Summary of Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates and joint ventures [Line Items]
Fiscal year end	--12-31
Carrying amount	₩ 84,329	₩ 109,119	₩ 126,719
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju,South Korea
Fiscal year end	--12-31
Date of incorporation	2005-01
Business	Manufacture glass for display
Percentage of ownership	40.00%	40.00%
Carrying amount	₩ 24,200	₩ 42,784	₩ 48,398
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Ansan,South Korea
Fiscal year end	--12-31
Date of incorporation	2008-06
Business	Manufacture LED back light unit packages
Percentage of ownership	13.00%	13.00%
Carrying amount	₩ 7,106	₩ 13,576
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju,South Korea
Fiscal year end	--12-31
Date of incorporation	2002-04
Business	Develop and manufacture deposition equipment for OLEDs
Percentage of ownership	16.00%	15.00%
Carrying amount	₩ 28,564	₩ 28,976
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Daegu,South Korea
Fiscal year end	--12-31
Date of incorporation	2000-08
Business	Process and sell glass for display
Percentage of ownership	14.00%	14.00%
Carrying amount	₩ 20,871	₩ 20,133
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Location	Los Angeles, U.S.A.
Fiscal year end	--03-31
Date of incorporation	2008-06
Business	Develop and manufacturetablet for kids
Percentage of ownership	10.00%	10.00%
Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Location	Bruchsal,Germany
Fiscal year end	--12-31
Date of incorporation	2003-03
Business	Develop organic emitting materials for displays and lighting devices
Percentage of ownership	10.00%	11.00%
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Location	Seoul,South Korea
Fiscal year end	--12-31
Date of incorporation	2014-01
Business	Develop, manufacture, and sell materials for display
Percentage of ownership	16.00%	10.00%
Carrying amount	₩ 3,588	₩ 3,650